Submission	Oct. 04, 2025
Submission [Line Items]
Central Index Key	0001951229
Registrant Name	Reitar Logtech Holdings Limited
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A